Consolidated Statement of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	ASU 2014-09 [Member]	Common Stock [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interest
Increase (Decrease) In Equity [Roll Forward]
Stockholders' Equity Attributable to Parent			$ 16,033	$ (30,907)	$ 49,956	$ (105)	$ (7,619)
Noncontrolling interest								$ 1,486
Total Equity	$ 28,844
Common Stock issued under employee plans			262	9		10
Common Stock repurchased			(998)	3,252
Common Stock issued for Rockwell Collins			0	0
Purchase (sale) of subsidiary shares from noncontrolling interest			8
Redeemable noncontrolling interest fair value adjustment			0		(1)
Net Income - Retained Earnings	$ 5,055				5,055
Dividends on Common Stock					2,069
Dividends on ESOP Common Stock					74
Other		$ 0			6			1
Other comprehensive income (loss), net of tax - AOCI							(715)
Net Income - NCI								371
Redeemable Noncontrolling Interest in subsidiaries' earnings								6
Other comprehensive income (loss), net of tax - NCI								(27)
Dividends attributable to noncontrolling interest								345
Sale (purchase) of subsidiary shares in noncontrolling interest								24
Acquisition (disposition) of noncontrolling interest								98
Redeemable noncontrolling interest reclassification to noncontrolling interest								(12)
Noncontrolling Interest, Increase from Capital Contributions								0
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	2,485
Stock Repurchased During Period, Shares	32,300
Dividends Per Share of Common Stock	$ 2.62
Stockholders' Equity Attributable to Parent			17,285	(34,150)	52,873	(95)	(8,334)
Noncontrolling interest								1,590
Total Equity	$ 29,169
Common Stock issued under employee plans			331	7		10
Common Stock repurchased			(1)	1,453
Common Stock issued for Rockwell Collins			0	0
Purchase (sale) of subsidiary shares from noncontrolling interest			(4)
Redeemable noncontrolling interest fair value adjustment			(47)		(42)
Net Income - Retained Earnings	$ 4,552				4,552
Dividends on Common Stock					2,074
Dividends on ESOP Common Stock					72
Other		0			5			1
Other comprehensive income (loss), net of tax - AOCI							809
Net Income - NCI								368
Redeemable Noncontrolling Interest in subsidiaries' earnings								17
Other comprehensive income (loss), net of tax - NCI								56
Dividends attributable to noncontrolling interest								336
Sale (purchase) of subsidiary shares in noncontrolling interest								0
Acquisition (disposition) of noncontrolling interest								14
Redeemable noncontrolling interest reclassification to noncontrolling interest								0
Noncontrolling Interest, Increase from Capital Contributions								135
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	3,205,000
Stock Repurchased During Period, Shares	12,900
Dividends Per Share of Common Stock	$ 2.72
Stockholders' Equity Attributable to Parent	$ 29,610		17,574	(35,596)	55,242	(85)	(7,525)
Noncontrolling interest	1,811							1,811
Total Equity	31,421
Common Stock issued under employee plans			423	6		9
Common Stock repurchased			0	329
Common Stock issued for Rockwell Collins	7,960		4,523	3,437
Purchase (sale) of subsidiary shares from noncontrolling interest			6
Redeemable noncontrolling interest fair value adjustment			0		7
Net Income - Retained Earnings	$ 5,269				5,269
Dividends on Common Stock					2,170
Dividends on ESOP Common Stock					71
Other		$ 480			26			6
Other comprehensive income (loss), net of tax - AOCI							(1,808)
Net Income - NCI								385
Redeemable Noncontrolling Interest in subsidiaries' earnings								4
Other comprehensive income (loss), net of tax - NCI								(30)
Dividends attributable to noncontrolling interest								315
Sale (purchase) of subsidiary shares in noncontrolling interest								(23)
Acquisition (disposition) of noncontrolling interest								(8)
Redeemable noncontrolling interest reclassification to noncontrolling interest								0
Noncontrolling Interest, Increase from Capital Contributions								342
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	2,775
Stock Repurchased During Period, Shares	2,727
Dividends Per Share of Common Stock	$ 2.84
Stockholders' Equity Attributable to Parent	$ 38,446		$ 22,514	$ (32,482)	$ 57,823	$ (76)	$ (9,333)
Noncontrolling interest	2,164							$ 2,164
Total Equity	$ 40,610